Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000066034 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Institutional Class
Trading Symbol	AWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Institutional Class / AWTIX	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a long-only, high-conviction global equity portfolio that invests across the water value chain in companies that seek to improve the sustainability of global water resources. The Fund’s investments are focused on water infrastructure and equipment and technology companies that enhance water supply, quality, and efficiency. Across water end-markets, which include the largest customers of water and water infrastructure, the largest contributors to performance relative to the Fund’s style-specific benchmark, the S&P Global Water Index (net), for the 12-month period were underweight positions in international industrials, U.S. water utilities, and agriculture. The largest detractors were overweight positions in life sciences, engineering & construction, and U.S. industrials. The biggest security-specific contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were Aecom, Stantec, Halma PLC, and ACWA Power. The biggest detractors from performance during the period were Tetra Tech, Arcadis, Danaher and Thermo Fisher Scientific. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
International industrials	Positive	The Fund had an underweight to emerging markets companies that are exposed to industrial water applications. This group of stocks materially lagged developed markets and stronger end-markets, adding to Fund performance.

U.S. utilities	Positive	The Fund’s underweight positioning in U.S. utilities contributed during the period as the higher interest rate backdrop pressured this group of stocks.
Life sciences	Negative	Overweight positions in life sciences companies pressured the Fund as weaker fundamental trends and policy uncertainty drove weakness in these stocks.
Engineering & construction (E&C) stocks	Negative	The Fund’s overweight positioning in E&Cs detracted during the reporting period. Weakness in certain U.S. federal programs due to the actions of the new U.S. administration, as well as volatility caused by international elections, weighed on several of the companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Water Fund (Institutional Class/AWTIX) at NAV(1)	4.93%	8.84%	9.74%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
S&P Global Water Index (net)	7.71%	11.34%	11.47%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 572,393,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,847,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,393
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,847
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Asset Allocation(1)
Machinery	27%
Water Utilities	27%
Commercial Services & Supplies	11%
Building Products	8%
Construction & Engineering	7%
Multi-Utilities	5%
Chemicals	5%
Trading Companies & Distributors	4%
Electronic Equipment, Instruments & Components	3%
Life Sciences Tools & Services	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000061367 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Class C
Trading Symbol	AWTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class C / AWTCX	$203	1.99%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a long-only, high-conviction global equity portfolio that invests across the water value chain in companies that seek to improve the sustainability of global water resources. The Fund’s investments are focused on water infrastructure and equipment and technology companies that enhance water supply, quality, and efficiency. Across water end-markets, which include the largest customers of water and water infrastructure, the largest contributors to performance relative to the Fund’s style-specific benchmark, the S&P Global Water Index (net), for the 12-month period were underweight positions in international industrials, U.S. water utilities, and agriculture. The largest detractors were overweight positions in life sciences, engineering & construction, and U.S. industrials. The biggest security-specific contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were Aecom, Stantec, Halma PLC, and ACWA Power. The biggest detractors from performance during the period were Tetra Tech, Arcadis, Danaher and Thermo Fisher Scientific. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
International industrials	Positive	The Fund had an underweight to emerging markets companies that are exposed to industrial water applications. This group of stocks materially lagged developed markets and stronger end-markets, adding to Fund performance.

U.S. utilities	Positive	The Fund’s underweight positioning in U.S. utilities contributed during the period as the higher interest rate backdrop pressured this group of stocks.
Life sciences	Negative	Overweight positions in life sciences companies pressured the Fund as weaker fundamental trends and policy uncertainty drove weakness in these stocks.
Engineering & construction (E&C) stocks	Negative	The Fund’s overweight positioning in E&Cs detracted during the reporting period. Weakness in certain U.S. federal programs due to the actions of the new U.S. administration, as well as volatility caused by international elections, weighed on several of the companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Water Fund (Class C/AWTCX) at NAV(1) and with CDSC(2)	3.81%	7.71%	8.60%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
S&P Global Water Index (net)	7.71%	11.34%	11.47%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 572,393,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,847,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,393
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,847
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Asset Allocation(1)
Machinery	27%
Water Utilities	27%
Commercial Services & Supplies	11%
Building Products	8%
Construction & Engineering	7%
Multi-Utilities	5%
Chemicals	5%
Trading Companies & Distributors	4%
Electronic Equipment, Instruments & Components	3%
Life Sciences Tools & Services	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000061366 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Class A
Trading Symbol	AWTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class A / AWTAX	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a long-only, high-conviction global equity portfolio that invests across the water value chain in companies that seek to improve the sustainability of global water resources. The Fund’s investments are focused on water infrastructure and equipment and technology companies that enhance water supply, quality, and efficiency. Across water end-markets, which include the largest customers of water and water infrastructure, the largest contributors to performance relative to the Fund’s style-specific benchmark, the S&P Global Water Index (net), for the 12-month period were underweight positions in international industrials, U.S. water utilities, and agriculture. The largest detractors were overweight positions in life sciences, engineering & construction, and U.S. industrials. The biggest security-specific contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were Aecom, Stantec, Halma PLC, and ACWA Power. The biggest detractors from performance during the period were Tetra Tech, Arcadis, Danaher and Thermo Fisher Scientific. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
International industrials	Positive	The Fund had an underweight to emerging markets companies that are exposed to industrial water applications. This group of stocks materially lagged developed markets and stronger end-markets, adding to Fund performance.

U.S. utilities	Positive	The Fund’s underweight positioning in U.S. utilities contributed during the period as the higher interest rate backdrop pressured this group of stocks.
Life sciences	Negative	Overweight positions in life sciences companies pressured the Fund as weaker fundamental trends and policy uncertainty drove weakness in these stocks.
Engineering & construction (E&C) stocks	Negative	The Fund’s overweight positioning in E&Cs detracted during the reporting period. Weakness in certain U.S. federal programs due to the actions of the new U.S. administration, as well as volatility caused by international elections, weighed on several of the companies.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Water Fund (Class A/AWTAX) at NAV(1)	4.55%	8.51%	9.43%
Virtus Duff & Phelps Water Fund (Class A/AWTAX) at POP(2),(3)	(1.20)%	7.29%	8.81%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
S&P Global Water Index (net)	7.71%	11.34%	11.47%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 572,393,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,847,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,393
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,847
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Asset Allocation(1)
Machinery	27%
Water Utilities	27%
Commercial Services & Supplies	11%
Building Products	8%
Construction & Engineering	7%
Multi-Utilities	5%
Chemicals	5%
Trading Companies & Distributors	4%
Electronic Equipment, Instruments & Components	3%
Life Sciences Tools & Services	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000075799 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class A
Trading Symbol	PALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class A / PALAX	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund gains exposure to a diversified universe of asset classes through mutual funds, exchange-traded funds (ETFs), equities, bonds, and derivatives, among other instruments. Within the Fund’s core equity exposures, security selection was the primary detractor from performance relative to the blended style-specific benchmark of 60% MSCI All Country World Index (net)/40% Bloomberg U.S. Aggregate Bond Index for the fiscal year. Top contributors to results included a trend-based overlay strategy that takes active positions across asset classes, specifically the strategy’s overweight exposure to global equities, which was maintained throughout most of the reporting period. Additionally, an allocation to U.S. growth equities contributed to performance. The two primary detractors were overweight positions in high quality mid-cap and international equities relative to the MSCI All Country World Index (net), as quality was not rewarded by markets over the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. mid-cap vs. U.S. large-cap equities	Negative	The Fund had exposure to a U.S. mid-cap equity strategy (Virtus KAR Mid-Cap Core Fund) during a period when mid-caps underperformed large-caps, and the Fund underperformed its mid-cap benchmark.
International quality vs. international momentum/growth	Negative	The Fund had exposure to an international equity strategy (Virtus SGA International Growth Fund) that was overweight to the quality equity factor and underweight to the momentum and growth factors. Over the reporting period, quality significantly underperformed momentum and growth, leading the strategy to significantly underperform its benchmark.

Overweight global equities	Positive	The Fund benefited from an overweight position in global equities during a period in which they were up 17.27%, as measured by the MSCI All Country World Index (net).
U.S. large-cap growth equities vs. U.S. large-cap core equities	Positive	The Fund had exposure to a U.S. large-cap equity strategy (Virtus Silvant Focused Growth Fund) during a period in which growth equities significantly outperformed the overall U.S. market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Global Allocation Fund (Class A /PALAX) at NAV(1)	10.09%	6.53%	6.66%
Virtus Global Allocation Fund (Class A /PALAX) at POP(2),(3)	4.04%	5.33%	6.06%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	11.42%	7.91%	8.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Aug. 26, 2025
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 149,211,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$149,211
Total number of portfolio holdings	457
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		51%
Common Stocks		43%
Banks	6%
Semiconductors & Semiconductor Equipment	4%
Insurance	2%
All other Common Stocks	31%
Convertible Bonds and Notes		3%
Software	1%
Computers	1%
Healthcare-Products	1%
Equity-Linked Notes		3%
Banks	3%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective August 26, 2025, the Fund's investment adviser reduced the management fee to 0.10% .
Effective August 26, 2025, the Fund changed its dividend distribution frequency to monthly.

Material Fund Change Expenses [Text Block]	Effective August 26, 2025, the Fund's investment adviser reduced the management fee to 0.10% .
C000075793 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class C
Trading Symbol	PALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class C / PALCX	$133	1.27%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund gains exposure to a diversified universe of asset classes through mutual funds, exchange-traded funds (ETFs), equities, bonds, and derivatives, among other instruments. Within the Fund’s core equity exposures, security selection was the primary detractor from performance relative to the blended style-specific benchmark of 60% MSCI All Country World Index (net)/40% Bloomberg U.S. Aggregate Bond Index for the fiscal year. Top contributors to results included a trend-based overlay strategy that takes active positions across asset classes, specifically the strategy’s overweight exposure to global equities, which was maintained throughout most of the reporting period. Additionally, an allocation to U.S. growth equities contributed to performance. The two primary detractors were overweight positions in high quality mid-cap and international equities relative to the MSCI All Country World Index (net), as quality was not rewarded by markets over the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. mid-cap vs. U.S. large-cap equities	Negative	The Fund had exposure to a U.S. mid-cap equity strategy (Virtus KAR Mid-Cap Core Fund) during a period when mid-caps underperformed large-caps, and the Fund underperformed its mid-cap benchmark.
International quality vs. international momentum/growth	Negative	The Fund had exposure to an international equity strategy (Virtus SGA International Growth Fund) that was overweight to the quality equity factor and underweight to the momentum and growth factors. Over the reporting period, quality significantly underperformed momentum and growth, leading the strategy to significantly underperform its benchmark.

Overweight global equities	Positive	The Fund benefited from an overweight position in global equities during a period in which they were up 17.27%, as measured by the MSCI All Country World Index (net).
U.S. large-cap growth equities vs. U.S. large-cap core equities	Positive	The Fund had exposure to a U.S. large-cap equity strategy (Virtus Silvant Focused Growth Fund) during a period in which growth equities significantly outperformed the overall U.S. market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Global Allocation Fund (Class C/PALCX) at NAV(1) and with CDSC(2)	9.16%	5.74%	5.87%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	11.42%	7.91%	8.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Aug. 26, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 149,211,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$149,211
Total number of portfolio holdings	457
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		51%
Common Stocks		43%
Banks	6%
Semiconductors & Semiconductor Equipment	4%
Insurance	2%
All other Common Stocks	31%
Convertible Bonds and Notes		3%
Software	1%
Computers	1%
Healthcare-Products	1%
Equity-Linked Notes		3%
Banks	3%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective August 26, 2025, the Fund's investment adviser reduced the management fee to 0.10%.
Effective August 26, 2025, the Fund changed its dividend distribution frequency to monthly.
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

Material Fund Change Expenses [Text Block]	Effective August 26, 2025, the Fund's investment adviser reduced the management fee to 0.10%.
C000075797 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	PALLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Institutional Class / PALLX	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund gains exposure to a diversified universe of asset classes through mutual funds, exchange-traded funds (ETFs), equities, bonds, and derivatives, among other instruments. Within the Fund’s core equity exposures, security selection was the primary detractor from performance relative to the blended style-specific benchmark of 60% MSCI All Country World Index (net)/40% Bloomberg U.S. Aggregate Bond Index for the fiscal year. Top contributors to results included a trend-based overlay strategy that takes active positions across asset classes, specifically the strategy’s overweight exposure to global equities, which was maintained throughout most of the reporting period. Additionally, an allocation to U.S. growth equities contributed to performance. The two primary detractors were overweight positions in high quality mid-cap and international equities relative to the MSCI All Country World Index (net), as quality was not rewarded by markets over the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. mid-cap vs. U.S. large-cap equities	Negative	The Fund had exposure to a U.S. mid-cap equity strategy (Virtus KAR Mid-Cap Core Fund) during a period when mid-caps underperformed large-caps, and the Fund underperformed its mid-cap benchmark.
International quality vs. international momentum/growth	Negative	The Fund had exposure to an international equity strategy (Virtus SGA International Growth Fund) that was overweight to the quality equity factor and underweight to the momentum and growth factors. Over the reporting period, quality significantly underperformed momentum and growth, leading the strategy to significantly underperform its benchmark.

Overweight global equities	Positive	The Fund benefited from an overweight position in global equities during a period in which they were up 17.27%, as measured by the MSCI All Country World Index (net).
U.S. large-cap growth equities vs. U.S. large-cap core equities	Positive	The Fund had exposure to a U.S. large-cap equity strategy (Virtus Silvant Focused Growth Fund) during a period in which growth equities significantly outperformed the overall U.S. market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Global Allocation Fund (Institutional Class/PALLX) at NAV(1)	10.31%	6.80%	6.91%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	11.42%	7.91%	8.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Aug. 26, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 149,211,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$149,211
Total number of portfolio holdings	457
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		51%
Common Stocks		43%
Banks	6%
Semiconductors & Semiconductor Equipment	4%
Insurance	2%
All other Common Stocks	31%
Convertible Bonds and Notes		3%
Software	1%
Computers	1%
Healthcare-Products	1%
Equity-Linked Notes		3%
Banks	3%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective August 26, 2025, the Fund's investment adviser reduced the management fee to 0.10%.
Effective August 26, 2025, the Fund changed its dividend distribution frequency to monthly.

Material Fund Change Expenses [Text Block]	Effective August 26, 2025, the Fund's investment adviser reduced the management fee to 0.10%.
C000160541 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class R6
Trading Symbol	AGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class R6 / AGASX	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund gains exposure to a diversified universe of asset classes through mutual funds, exchange-traded funds (ETFs), equities, bonds, and derivatives, among other instruments. Within the Fund’s core equity exposures, security selection was the primary detractor from performance relative to the blended style-specific benchmark of 60% MSCI All Country World Index (net)/40% Bloomberg U.S. Aggregate Bond Index for the fiscal year. Top contributors to results included a trend-based overlay strategy that takes active positions across asset classes, specifically the strategy’s overweight exposure to global equities, which was maintained throughout most of the reporting period. Additionally, an allocation to U.S. growth equities contributed to performance. The two primary detractors were overweight positions in high quality mid-cap and international equities relative to the MSCI All Country World Index (net), as quality was not rewarded by markets over the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. mid-cap vs. U.S. large-cap equities	Negative	The Fund had exposure to a U.S. mid-cap equity strategy (Virtus KAR Mid-Cap Core Fund) during a period when mid-caps underperformed large-caps, and the Fund underperformed its mid-cap benchmark.
International quality vs. international momentum/growth	Negative	The Fund had exposure to an international equity strategy (Virtus SGA International Growth Fund) that was overweight to the quality equity factor and underweight to the momentum and growth factors. Over the reporting period, quality significantly underperformed momentum and growth, leading the strategy to significantly underperform its benchmark.

Overweight global equities	Positive	The Fund benefited from an overweight position in global equities during a period in which they were up 17.27%, as measured by the MSCI All Country World Index (net).
U.S. large-cap growth equities vs. U.S. large-cap core equities	Positive	The Fund had exposure to a U.S. large-cap equity strategy (Virtus Silvant Focused Growth Fund) during a period in which growth equities significantly outperformed the overall U.S. market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Global Allocation Fund (Class R6/AGASX) at NAV(1)	10.36%	6.84%	6.99%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	11.42%	7.91%	8.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Aug. 26, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 149,211,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$149,211
Total number of portfolio holdings	457
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		51%
Common Stocks		43%
Banks	6%
Semiconductors & Semiconductor Equipment	4%
Insurance	2%
All other Common Stocks	31%
Convertible Bonds and Notes		3%
Software	1%
Computers	1%
Healthcare-Products	1%
Equity-Linked Notes		3%
Banks	3%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective August 26, 2025, the Fund's investment adviser reduced the management fee to 0.10%.
Effective August 26, 2025, the Fund changed its dividend distribution frequency to monthly.

Material Fund Change Expenses [Text Block]	Effective August 26, 2025, the Fund's investment adviser reduced the management fee to 0.10%.
C000235255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class R6
Trading Symbol	VAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class R6 / VAADX	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is benchmarked against the ICE BofA U.S. Convertibles Index. Sectors that helped relative performance the most for the 12-month period were technology, health care, and consumer discretionary. Across all three sectors, issue selection was a driver of outperformance, as was the Fund’s underweight positioning. Sectors that hurt relative performance the most for the period were financials, utilities, and transportation. Issue selection had a negative impact in each of these sectors, with additional detraction from an overweight position in financials. The biggest individual contributors to absolute performance during the 12-month period were Strategy, Bloom Energy, and IREN. The biggest detractors from absolute performance during the period were Sunnova Energy International, TransMedics Group, and NextEra Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strategy	Positive	Strategy is an enterprise software company that operates as a bitcoin treasury. The company benefited from strength in the cryptocurrency markets during the fiscal year.
Bloom Energy	Positive	Bloom Energy is a manufacturer of fuel cells and power generators. The company saw heightened demand stemming from data center buildout and announced plans to double its production capacity.
Sunnova Energy International	Negative	Sunnova Energy is a provider of residential solar infrastructure. The company filed for Chapter 11 bankruptcy during the reporting period.
TransMedics Group	Negative	TransMedics is a medical technology company that facilitates organ transplants. The company underperformed earnings expectations due to lower volumes on transplant procedures, as well as a dip in its market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 31, 2022). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus Convertible Fund (Class R6/VAADX) at NAV(1)	24.39%	7.52%
Bloomberg U.S. Aggregate Bond Index	2.88%	0.22%
ICE BofA U.S. Convertibles Index	19.60%	6.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 31, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,455,142,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 5,917,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,455,142
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$5,917
Portfolio turnover rate as of the end of the reporting period	159%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	11%
Computers	10%
Internet	7%
All other Convertible Bonds and Notes	58%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000086661 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Institutional Class
Trading Symbol	ANNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Institutional Class / ANNPX	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is benchmarked against the ICE BofA U.S. Convertibles Index. Sectors that helped relative performance the most for the 12-month period were technology, health care, and consumer discretionary. Across all three sectors, issue selection was a driver of outperformance, as was the Fund’s underweight positioning. Sectors that hurt relative performance the most for the period were financials, utilities, and transportation. Issue selection had a negative impact in each of these sectors, with additional detraction from an overweight position in financials. The biggest individual contributors to absolute performance during the 12-month period were Strategy, Bloom Energy, and IREN. The biggest detractors from absolute performance during the period were Sunnova Energy International, TransMedics Group, and NextEra Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strategy	Positive	Strategy is an enterprise software company that operates as a bitcoin treasury. The company benefited from strength in the cryptocurrency markets during the fiscal year.
Bloom Energy	Positive	Bloom Energy is a manufacturer of fuel cells and power generators. The company saw heightened demand stemming from data center buildout and announced plans to double its production capacity.
Sunnova Energy International	Negative	Sunnova Energy is a provider of residential solar infrastructure. The company filed for Chapter 11 bankruptcy during the reporting period.
TransMedics Group	Negative	TransMedics is a medical technology company that facilitates organ transplants. The company underperformed earnings expectations due to lower volumes on transplant procedures, as well as a dip in its market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Convertible Fund (Institutional Class/ANNPX) at NAV(1)	24.27%	8.77%	12.22%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA U.S. Convertibles Index	19.60%	8.47%	11.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,455,142,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 5,917,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,455,142
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$5,917
Portfolio turnover rate as of the end of the reporting period	159%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	11%
Computers	10%
Internet	7%
All other Convertible Bonds and Notes	58%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000086659 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class C
Trading Symbol	ANZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class C / ANZCX	$193	1.73%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is benchmarked against the ICE BofA U.S. Convertibles Index. Sectors that helped relative performance the most for the 12-month period were technology, health care, and consumer discretionary. Across all three sectors, issue selection was a driver of outperformance, as was the Fund’s underweight positioning. Sectors that hurt relative performance the most for the period were financials, utilities, and transportation. Issue selection had a negative impact in each of these sectors, with additional detraction from an overweight position in financials. The biggest individual contributors to absolute performance during the 12-month period were Strategy, Bloom Energy, and IREN. The biggest detractors from absolute performance during the period were Sunnova Energy International, TransMedics Group, and NextEra Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strategy	Positive	Strategy is an enterprise software company that operates as a bitcoin treasury. The company benefited from strength in the cryptocurrency markets during the fiscal year.
Bloom Energy	Positive	Bloom Energy is a manufacturer of fuel cells and power generators. The company saw heightened demand stemming from data center buildout and announced plans to double its production capacity.
Sunnova Energy International	Negative	Sunnova Energy is a provider of residential solar infrastructure. The company filed for Chapter 11 bankruptcy during the reporting period.
TransMedics Group	Negative	TransMedics is a medical technology company that facilitates organ transplants. The company underperformed earnings expectations due to lower volumes on transplant procedures, as well as a dip in its market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Convertible Fund (Class C/ANZCX) at NAV(1) and with CDSC(2)	23.02%	7.67%	11.08%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA U.S. Convertibles Index	19.60%	8.47%	11.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,455,142,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 5,917,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,455,142
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$5,917
Portfolio turnover rate as of the end of the reporting period	159%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	11%
Computers	10%
Internet	7%
All other Convertible Bonds and Notes	58%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000086658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class A
Trading Symbol	ANZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class A / ANZAX	$108	0.96%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is benchmarked against the ICE BofA U.S. Convertibles Index. Sectors that helped relative performance the most for the 12-month period were technology, health care, and consumer discretionary. Across all three sectors, issue selection was a driver of outperformance, as was the Fund’s underweight positioning. Sectors that hurt relative performance the most for the period were financials, utilities, and transportation. Issue selection had a negative impact in each of these sectors, with additional detraction from an overweight position in financials. The biggest individual contributors to absolute performance during the 12-month period were Strategy, Bloom Energy, and IREN. The biggest detractors from absolute performance during the period were Sunnova Energy International, TransMedics Group, and NextEra Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strategy	Positive	Strategy is an enterprise software company that operates as a bitcoin treasury. The company benefited from strength in the cryptocurrency markets during the fiscal year.
Bloom Energy	Positive	Bloom Energy is a manufacturer of fuel cells and power generators. The company saw heightened demand stemming from data center buildout and announced plans to double its production capacity.
Sunnova Energy International	Negative	Sunnova Energy is a provider of residential solar infrastructure. The company filed for Chapter 11 bankruptcy during the reporting period.
TransMedics Group	Negative	TransMedics is a medical technology company that facilitates organ transplants. The company underperformed earnings expectations due to lower volumes on transplant procedures, as well as a dip in its market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Convertible Fund (Class A/ANZAX) at NAV(1)	23.97%	8.44%	11.89%
Virtus Convertible Fund (Class A/ANZAX) at POP(2),(3)	17.15%	7.22%	11.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA U.S. Convertibles Index	19.60%	8.47%	11.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,455,142,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 5,917,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,455,142
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$5,917
Portfolio turnover rate as of the end of the reporting period	159%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	11%
Computers	10%
Internet	7%
All other Convertible Bonds and Notes	58%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000086672 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class A
Trading Symbol	AOPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class A / AOPAX	$139	1.26%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and consumer discretionary sectors contributed the most to the Fund’s performance relative to MSCI All Country World ex USA Small Cap Index (net) for the 12-month period. Stock selection in industrials and information technology detracted the most from the Fund’s relative performance. The fiscal year was marked by global uncertainty surrounding tariffs, trade relationships, and the weakness in the U.S. dollar. After a steep decline in global equities upon the announcement of heavy tariffs by the U.S. in April, the international small-cap asset class benefited greatly from dollar weakness and high levels of domestic investment in various sectors worldwide. The top five contributors to relative performance were Bankinter, SSR Mining, HD Hyundai, Banca Mediolanum, and Toyo Tire. The top five detractors from relative performance were Controladora Vuela Compania de Aviacion, Mahanagar Gas, Stolt-Nielsen Limited, TRE Holdings, and AVI limited class Y. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Dollar weakness	Positive	Uncertainty in U.S. policy and a decoupling of global currencies and historical currency hedges from the dollar led to a decline in its relative value. This created a tailwind for international small caps, adding to Fund performance.

Artificial intelligence (AI) investments	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Tariffs	Negative	Certain countries such as India and Brazil were hit with heavy tariffs and economic export/import regulations, hurting local equities and detracting from Fund performance.
Supply chain disruption	Negative	Volatility in global policy led to underperformance by many companies in the shipbuilding and shipping industries, including Stolt-Nielsen, which hurt the Fund’s performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus International Small-Cap Fund (Class A /AOPAX) at NAV(1)	20.29%	7.35%	6.27%
Virtus International Small-Cap Fund (Class A /AOPAX) at POP(2),(3)	13.68%	6.14%	5.67%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Cap Index (net)	15.93%	9.97%	8.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 54,297,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 244,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$54,297
Total number of portfolio holdings	128
Total advisory fee paid (‘000s)	$244
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Asset Allocation(1)
Banks	9%
Metals & Mining	6%
Chemicals	5%
Insurance	5%
Commercial Services & Supplies	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Specialty Retail	4%
Trading Companies & Distributors	4%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000086673 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class C
Trading Symbol	AOPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class C / AOPCX	$219	2.00%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and consumer discretionary sectors contributed the most to the Fund’s performance relative to MSCI All Country World ex USA Small Cap Index (net) for the 12-month period. Stock selection in industrials and information technology detracted the most from the Fund’s relative performance. The fiscal year was marked by global uncertainty surrounding tariffs, trade relationships, and the weakness in the U.S. dollar. After a steep decline in global equities upon the announcement of heavy tariffs by the U.S. in April, the international small-cap asset class benefited greatly from dollar weakness and high levels of domestic investment in various sectors worldwide. The top five contributors to relative performance were Bankinter, SSR Mining, HD Hyundai, Banca Mediolanum, and Toyo Tire. The top five detractors from relative performance were Controladora Vuela Compania de Aviacion, Mahanagar Gas, Stolt-Nielsen Limited, TRE Holdings, and AVI limited class Y. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Dollar weakness	Positive	Uncertainty in U.S. policy and a decoupling of global currencies and historical currency hedges from the dollar led to a decline in its relative value. This created a tailwind for international small caps, adding to Fund performance.

Artificial intelligence (AI) investments	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Tariffs	Negative	Certain countries such as India and Brazil were hit with heavy tariffs and economic export/import regulations, hurting local equities and detracting from Fund performance.
Supply chain disruption	Negative	Volatility in global policy led to underperformance by many companies in the shipbuilding and shipping industries, including Stolt-Nielsen, which hurt the Fund’s performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus International Small-Cap Fund (Class C/AOPCX) at NAV(1) and with CDSC(2)	19.42%	6.55%	5.46%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Cap Index (net)	15.93%	9.97%	8.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 54,297,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 244,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$54,297
Total number of portfolio holdings	128
Total advisory fee paid (‘000s)	$244
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Asset Allocation(1)
Banks	9%
Metals & Mining	6%
Chemicals	5%
Insurance	5%
Commercial Services & Supplies	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Specialty Retail	4%
Trading Companies & Distributors	4%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000086675 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	ALOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Institutional Class / ALOIX	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and consumer discretionary sectors contributed the most to the Fund’s performance relative to MSCI All Country World ex USA Small Cap Index (net) for the 12-month period. Stock selection in industrials and information technology detracted the most from the Fund’s relative performance. The fiscal year was marked by global uncertainty surrounding tariffs, trade relationships, and the weakness in the U.S. dollar. After a steep decline in global equities upon the announcement of heavy tariffs by the U.S. in April, the international small-cap asset class benefited greatly from dollar weakness and high levels of domestic investment in various sectors worldwide. The top five contributors to relative performance were Bankinter, SSR Mining, HD Hyundai, Banca Mediolanum, and Toyo Tire. The top five detractors from relative performance were Controladora Vuela Compania de Aviacion, Mahanagar Gas, Stolt-Nielsen Limited, TRE Holdings, and AVI limited class Y. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Dollar weakness	Positive	Uncertainty in U.S. policy and a decoupling of global currencies and historical currency hedges from the dollar led to a decline in its relative value. This created a tailwind for international small caps, adding to Fund performance.

Artificial intelligence (AI) investments	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Tariffs	Negative	Certain countries such as India and Brazil were hit with heavy tariffs and economic export/import regulations, hurting local equities and detracting from Fund performance.
Supply chain disruption	Negative	Volatility in global policy led to underperformance by many companies in the shipbuilding and shipping industries, including Stolt-Nielsen, which hurt the Fund’s performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus International Small-Cap Fund (Institutional Class/ALOIX) at NAV(1)	20.56%	7.57%	6.49%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Cap Index (net)	15.93%	9.97%	8.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 54,297,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 244,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$54,297
Total number of portfolio holdings	128
Total advisory fee paid (‘000s)	$244
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Asset Allocation(1)
Banks	9%
Metals & Mining	6%
Chemicals	5%
Insurance	5%
Commercial Services & Supplies	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Specialty Retail	4%
Trading Companies & Distributors	4%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000165874 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class R6
Trading Symbol	AIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class R6 / AIISX	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and consumer discretionary sectors contributed the most to the Fund’s performance relative to MSCI All Country World ex USA Small Cap Index (net) for the 12-month period. Stock selection in industrials and information technology detracted the most from the Fund’s relative performance. The fiscal year was marked by global uncertainty surrounding tariffs, trade relationships, and the weakness in the U.S. dollar. After a steep decline in global equities upon the announcement of heavy tariffs by the U.S. in April, the international small-cap asset class benefited greatly from dollar weakness and high levels of domestic investment in various sectors worldwide. The top five contributors to relative performance were Bankinter, SSR Mining, HD Hyundai, Banca Mediolanum, and Toyo Tire. The top five detractors from relative performance were Controladora Vuela Compania de Aviacion, Mahanagar Gas, Stolt-Nielsen Limited, TRE Holdings, and AVI limited class Y. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Dollar weakness	Positive	Uncertainty in U.S. policy and a decoupling of global currencies and historical currency hedges from the dollar led to a decline in its relative value. This created a tailwind for international small caps, adding to Fund performance.

Artificial intelligence (AI) investments	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Tariffs	Negative	Certain countries such as India and Brazil were hit with heavy tariffs and economic export/import regulations, hurting local equities and detracting from Fund performance.
Supply chain disruption	Negative	Volatility in global policy led to underperformance by many companies in the shipbuilding and shipping industries, including Stolt-Nielsen, which hurt the Fund’s performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (February 1, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus International Small-Cap Fund (Class R6/AIISX) at NAV(1)	20.61%	7.62%	6.96%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.89%
MSCI All Country World ex USA Small Cap Index (net)	15.93%	9.97%	8.87%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Feb. 01, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 54,297,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 244,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$54,297
Total number of portfolio holdings	128
Total advisory fee paid (‘000s)	$244
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Asset Allocation(1)
Banks	9%
Metals & Mining	6%
Chemicals	5%
Insurance	5%
Commercial Services & Supplies	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Specialty Retail	4%
Trading Companies & Distributors	4%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000177646 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class R6
Trading Symbol	ASHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class R6 / ASHSX	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative issue selection in retail non-food/drug, consumer products, and leisure contributed to the Fund’s underperformance relative to the ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index. Issue selection in media other, health care, and financial/lease helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, DirecTV, LSB Industries, Midcap Financial, and Onemain. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, First Brands, KIK Custom Products, Merlin Entertainment, and CVR Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Financials exposure	Positive	The Fund benefited from its large positions in bonds of finance firms as the continued positive economic growth has supported credit quality of both businesses and consumers.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (February 1, 2017). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Short Duration High Income Fund (Class R6/ASHSX) at NAV(1)	6.44%	6.42%	4.87%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.88%
ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index	6.35%	4.91%	4.55%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 702,001,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 2,084,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$702,001
Total number of portfolio holdings	187
Total advisory fee paid (‘000s)	$2,084
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	24%
Energy	16%
Communication Services	9%
All other Corporate Bonds and Notes	40%
Leveraged Loans		9%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective October 1, 2025, the Fund will change its dividend distribution frequency to monthly (declared daily).
C000103878 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	ASHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Institutional Class / ASHIX	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative issue selection in retail non-food/drug, consumer products, and leisure contributed to the Fund’s underperformance relative to the ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index. Issue selection in media other, health care, and financial/lease helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, DirecTV, LSB Industries, Midcap Financial, and Onemain. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, First Brands, KIK Custom Products, Merlin Entertainment, and CVR Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Financials exposure	Positive	The Fund benefited from its large positions in bonds of finance firms as the continued positive economic growth has supported credit quality of both businesses and consumers.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Short Duration High Income Fund (Institutional Class/ASHIX) at NAV(1)	6.31%	6.38%	5.11%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index	6.35%	4.91%	4.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 702,001,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 2,084,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$702,001
Total number of portfolio holdings	187
Total advisory fee paid (‘000s)	$2,084
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	24%
Energy	16%
Communication Services	9%
All other Corporate Bonds and Notes	40%
Leveraged Loans		9%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective October 1, 2025, the Fund will change its dividend distribution frequency to monthly (declared daily).
C000103877 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class C
Trading Symbol	ASHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class C / ASHCX	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative issue selection in retail non-food/drug, consumer products, and leisure contributed to the Fund’s underperformance relative to the ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index. Issue selection in media other, health care, and financial/lease helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, DirecTV, LSB Industries, Midcap Financial, and Onemain. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, First Brands, KIK Custom Products, Merlin Entertainment, and CVR Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Financials exposure	Positive	The Fund benefited from its large positions in bonds of finance firms as the continued positive economic growth has supported credit quality of both businesses and consumers.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Short Duration High Income Fund (Class C/ASHCX) at NAV(1) and with CDSC(2)	5.79%	5.83%	4.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index	6.35%	4.91%	4.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 702,001,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 2,084,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$702,001
Total number of portfolio holdings	187
Total advisory fee paid (‘000s)	$2,084
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	24%
Energy	16%
Communication Services	9%
All other Corporate Bonds and Notes	40%
Leveraged Loans		9%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2025, the Fund will change its dividend distribution frequency to monthly (declared daily).
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000103876 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class A
Trading Symbol	ASHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class A / ASHAX	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative issue selection in retail non-food/drug, consumer products, and leisure contributed to the Fund’s underperformance relative to the ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index. Issue selection in media other, health care, and financial/lease helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, DirecTV, LSB Industries, Midcap Financial, and Onemain. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, First Brands, KIK Custom Products, Merlin Entertainment, and CVR Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Financials exposure	Positive	The Fund benefited from its large positions in bonds of finance firms as the continued positive economic growth has supported credit quality of both businesses and consumers.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at NAV(1)	6.10%	6.10%	4.84%
Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at POP(2),(3)	3.72%	5.62%	4.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index	6.35%	4.91%	4.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 702,001,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 2,084,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$702,001
Total number of portfolio holdings	187
Total advisory fee paid (‘000s)	$2,084
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	24%
Energy	16%
Communication Services	9%
All other Corporate Bonds and Notes	40%
Leveraged Loans		9%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective October 1, 2025, the Fund will change its dividend distribution frequency to monthly (declared daily).
C000118783 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Class A
Trading Symbol	AZMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class A / AZMAX	$127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Robust stock selection within the consumer discretionary and technology sectors contributed to performance during the fiscal year. These gains were only somewhat offset by negative security selection in the health care and utilities sectors. By country, security selection across Taiwan and India contributed to performance, while selection in Thailand and United Arab Emirates detracted. From an allocation perspective, an overweight in technology and an underweight in India contributed, while overweight positions in consumer discretionary and Japan detracted over the period. The biggest individual contributors to performance during the 12-month period were Alibaba, Taiwan Semiconductor Manufacturing, Tencent, Xiaomi, and Naspers. The biggest detractors from performance during the period were JD.com, Meituan, ACM Research, Nippon Paint, and Adani Green Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alibaba	Positive	The China-based online retailer performed well, particularly toward the end of the reporting period, when management announced plans to invest more than $53 billion in artificial intelligence (AI) and cloud infrastructure over the next three years.

Taiwan Semiconductor Manufacturing	Positive	Shares of the world’s largest contract semiconductor chip manufacturer performed well, particularly in the second half of the reporting period. The stock price was aided by the company reaffirming continued strong demand for AI, and announcing expectations for record revenue and earnings in 2025.

JD.com	Negative	The company’s shares were buffeted by trade war concerns and tariff headwinds during the reporting period. Notably, even with substantial tariffs in place, the online retailer maintained a price advantage over rival Amazon.com.

Meituan	Negative	In the face of fierce competition in China’s food and instant delivery business, management defended market share through sales promotions and lower prices. These efforts strained near-term performance and profit margins, and the Fund exited the position in the third quarter of 2025.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at NAV(1)	22.89%	4.11%	7.13%
Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at POP(2),(3)	16.13%	2.94%	6.52%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 16,382,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$16,382
Total number of portfolio holdings	113
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	21%
Financials	16%
Communication Services	10%
Industrials	6%
Materials	5%
Health Care	4%
Other	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000118784 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Class C
Trading Symbol	AZMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class C / AZMCX	$210	1.89%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Robust stock selection within the consumer discretionary and technology sectors contributed to performance during the fiscal year. These gains were only somewhat offset by negative security selection in the health care and utilities sectors. By country, security selection across Taiwan and India contributed to performance, while selection in Thailand and United Arab Emirates detracted. From an allocation perspective, an overweight in technology and an underweight in India contributed, while overweight positions in consumer discretionary and Japan detracted over the period. The biggest individual contributors to performance during the 12-month period were Alibaba, Taiwan Semiconductor Manufacturing, Tencent, Xiaomi, and Naspers. The biggest detractors from performance during the period were JD.com, Meituan, ACM Research, Nippon Paint, and Adani Green Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alibaba	Positive	The China-based online retailer performed well, particularly toward the end of the reporting period, when management announced plans to invest more than $53 billion in artificial intelligence (AI) and cloud infrastructure over the next three years.

Taiwan Semiconductor Manufacturing	Positive	Shares of the world’s largest contract semiconductor chip manufacturer performed well, particularly in the second half of the reporting period. The stock price was aided by the company reaffirming continued strong demand for AI, and announcing expectations for record revenue and earnings in 2025.

JD.com	Negative	The company’s shares were buffeted by trade war concerns and tariff headwinds during the reporting period. Notably, even with substantial tariffs in place, the online retailer maintained a price advantage over rival Amazon.com.

Meituan	Negative	In the face of fierce competition in China’s food and instant delivery business, management defended market share through sales promotions and lower prices. These efforts strained near-term performance and profit margins, and the Fund exited the position in the third quarter of 2025.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus NFJ Emerging Markets Value Fund (Class C/AZMCX) at NAV(1) and with CDSC(2)	22.04%	3.33%	6.33%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 16,382,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$16,382
Total number of portfolio holdings	113
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	21%
Financials	16%
Communication Services	10%
Industrials	6%
Materials	5%
Health Care	4%
Other	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000118780 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	AZMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Institutional Class / AZMIX	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Robust stock selection within the consumer discretionary and technology sectors contributed to performance during the fiscal year. These gains were only somewhat offset by negative security selection in the health care and utilities sectors. By country, security selection across Taiwan and India contributed to performance, while selection in Thailand and United Arab Emirates detracted. From an allocation perspective, an overweight in technology and an underweight in India contributed, while overweight positions in consumer discretionary and Japan detracted over the period. The biggest individual contributors to performance during the 12-month period were Alibaba, Taiwan Semiconductor Manufacturing, Tencent, Xiaomi, and Naspers. The biggest detractors from performance during the period were JD.com, Meituan, ACM Research, Nippon Paint, and Adani Green Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alibaba	Positive	The China-based online retailer performed well, particularly toward the end of the reporting period, when management announced plans to invest more than $53 billion in artificial intelligence (AI) and cloud infrastructure over the next three years.

Taiwan Semiconductor Manufacturing	Positive	Shares of the world’s largest contract semiconductor chip manufacturer performed well, particularly in the second half of the reporting period. The stock price was aided by the company reaffirming continued strong demand for AI, and announcing expectations for record revenue and earnings in 2025.

JD.com	Negative	The company’s shares were buffeted by trade war concerns and tariff headwinds during the reporting period. Notably, even with substantial tariffs in place, the online retailer maintained a price advantage over rival Amazon.com.

Meituan	Negative	In the face of fierce competition in China’s food and instant delivery business, management defended market share through sales promotions and lower prices. These efforts strained near-term performance and profit margins, and the Fund exited the position in the third quarter of 2025.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus NFJ Emerging Markets Value Fund (Institutional Class/AZMIX) at NAV(1)	23.20%	4.36%	7.40%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 16,382,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$16,382
Total number of portfolio holdings	113
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	21%
Financials	16%
Communication Services	10%
Industrials	6%
Materials	5%
Health Care	4%
Other	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.